Fair Value: Fair Value Assets measured on a Recurring Basis (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Fair Value Assets measured on a Recurring Basis

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents[1]	$ 10,336	$ -	$ -	$ 10,336
Debt securities:
U.S. government and agencies	2,556	-	-	2,556
Mortgage-backed securities:
Residential mortgage-backed	-	4,000	-	4,000
Total debt securities	2,556	4,000	-	6,556

Derivatives embedded in assets on deposit	-	-	8,652	8,652

Total assets	$ 12,892	$ 4,000	$ 8,652	$ 25,544

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Derivative embedded in annuity contracts	$ -	$ -	$ 8,652	$ 8,652

Total liabilities	$ -	$ -	$ 8,652	$ 8,652

[1]Excludes cash of $769 that is not subject to fair value accounting.

The following table summarizes the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2012.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Debt securities:
U.S. government and agencies	$ 2,710	$ 254	$ -	$ 2,964
Mortgage-backed securities:
Residential mortgage-backed	-	5,610	-	5,610

Total assets	$ 2,710	$ 5,864	$ -	$ 8,574